Expense Example {- Fidelity Environmental Bond Fund} - 08.31 Fidelity Environmental Bond Fund Retail Pro-02 - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund-Retail Class	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	$ 144